UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21702

Name of Fund: BlackRock Health Sciences Trust (BME)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Health Sciences Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Biotechnology—10.9%
31,900	3SBio, Inc. - ADR (a)	$364,936
5,700	Abraxis Bioscience, Inc. (a)	232,845
9,100	Alexion Pharmaceuticals, Inc. (a)	421,967
32,100	AMAG Pharmaceuticals, Inc. (a)	1,411,758
54,200	Amgen, Inc. (a)	3,169,616
237,200	Amylin Pharmaceuticals, Inc. (a)(b)	4,264,856
25,700	BioMarin Pharmaceutical, Inc. (a)	499,351
193,300	Celera Corp. (a)	1,300,909
37,900	Celgene Corp. (a)	2,151,962
55,000	Dendreon Corp. (a)	1,523,500
11,000	Facet Biotech Corp. (a)	173,250
37,660	Gilead Sciences, Inc. (a)	1,817,848
65,500	Human Genome Sciences, Inc. (a)	1,733,785
109,200	Incyte Corp. Ltd. (a)	1,166,256
12,900	Momenta Pharmaceuticals, Inc. (a)	188,211
11,200	Nanosphere, Inc. (a)	61,488
15,700	Pharmasset, Inc. (a)	328,130
20,600	Sinovac Biotech Ltd. (a)	123,600
40,990	Vertex Pharmaceuticals, Inc. (a)	1,574,016

		22,508,284

	Health Care Equipment & Supplies—28.8%
20,500	Alcon, Inc.	3,192,055
27,600	Baxter International, Inc. (c)	1,589,484
62,180	Beckman Coulter, Inc.	4,064,707
40,700	Becton Dickinson & Co.	3,067,559
60,000	CareFusion Corp. (a)	1,545,000
40,900	China Medical Technologies, Inc. - ADR	534,563
64,500	Cooper Cos., Inc. (The)	2,278,140
118,760	Coviden Plc	6,004,506
26,700	CR Bard, Inc. (c)	2,213,163
76,100	Elekta AB	1,785,262
47,800	Gen-Probe, Inc. (a)	2,052,054
20,500	Henry Schein, Inc. (a)	1,108,025
104,900	Hill-Rom Holdings, Inc.	2,451,513
55,100	Inverness Medical Innovations, Inc. (a)	2,224,387
103,890	Medtronic, Inc.	4,455,842
30,200	ResMed, Inc. (a)	1,544,428
15,800	Sirona Dental Systems, Inc. (a)	508,286
210,700	Smith & Nephew Plc	2,119,631
25,300	Sonova Holding AG	3,131,371
97,000	Stryker Corp.	5,036,240
83,800	Varian Medical Systems, Inc. (a)	4,214,302
64,800	Zimmer Holdings, Inc. (a)	3,649,536
27,900	Zoll Medical Corp. (a)	776,736

		59,546,790

	Health Care Providers & Services—17.0%
160,200	Aetna, Inc.	4,801,194
28,000	AMERIGROUP Corp. (a)	712,600
158,900	AmerisourceBergen Corp.	4,331,614
19,500	Celesio AG	568,615
70,900	CIGNA Corp.	2,394,293
18,500	Community Health Systems, Inc. (a)	603,470
28,880	DaVita, Inc. (a)	1,725,869
17,780	Express Scripts, Inc. (a)	1,491,031
24,600	Fresenius Medical Care AG & Co. KGaA	1,246,894
66,010	Medco Health Solutions, Inc. (a)	4,058,295
11,200	Mednax, Inc. (a)	636,832
28,800	Patterson Cos., Inc. (a)	822,528
186,000	UnitedHealth Group, Inc.	6,138,000
88,200	WellPoint, Inc. (a)	5,620,104

		35,151,339

	Health Care Technology—5.1%
109,500	Allscripts-Misys Healthcare Solutions, Inc. (a)(b)	1,802,370
37,500	Biogen Idec, Inc. (a)	2,015,250

Shares	Common Stocks	Value

	Health Care Technology— (concluded)
31,800	Cerner Corp. (a)	$2,405,670
39,400	Genzyme Corp. (a)	2,137,844
56,800	St. Jude Medical, Inc. (a)	2,143,064

		10,504,198

	Industrial Conglomerates—1.1%
78,400	Koninklijke (Royal) Philips Electronics NV	2,367,537

	Life Sciences Tools & Services—6.7%
11,600	Gerresheimer AG	379,285
21,700	Life Technologies Corp. (a)	1,078,707
8,300	Mettler-Toledo International, Inc. (a)	809,001
42,900	Millipore Corp. (a)	2,958,813
147,300	PerkinElmer, Inc.	2,966,622
27,400	Tecan Group AG	1,939,236
82,100	Thermo Fisher Scientific, Inc. (a)	3,788,915

		13,920,579

	Pharmaceuticals—25.6%
107,340	Abbott Laboratories	5,682,579
17,600	Allergan, Inc.	1,012,000
5,300	BioForm Medical, Inc. (a)	28,938
128,100	Bristol-Myers Squibb Co.	3,120,516
65,000	Cephalon, Inc. (a)	4,149,600
60,100	Eli Lilly & Co.	2,115,520
50,700	Endo Pharmaceuticals Holdings, Inc. (a)	1,019,577
95,470	Johnson & Johnson	6,001,244
15,700	MAP Pharmaceuticals, Inc. (a)	235,657
107,800	Merck & Co., Inc.	4,115,804
84,500	Mylan, Inc. (a)	1,540,435
86,800	Novartis AG	4,645,094
15,190	Novartis AG - ADR	813,121
480,300	Pfizer, Inc.	8,962,398
26,750	Roche Holding AG	4,487,874
24,900	Simcere Pharmaceutical Group - ADR (a)	204,180
63,250	Teva Pharmaceutical Industries Ltd. - ADR	3,587,540
9,300	United Therapeutics Corp. (a)	554,001
18,500	Watson Pharmaceuticals, Inc. (a)	709,845

		52,985,923

	Total Long-Term Investments (Cost—$174,440,870)—95.2%	196,984,650

Shares/Beneficial Interest	Short-Term Securities

	Money Market Fund—3.0%
5,256,054	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10%(d)(e)	5,256,054
936,400	BlackRock Liquidity Series, LLC, Money Market Series, 0.27% (d)(e)(f)	936,400

	Total Short-Term Securities (Cost—$6,192,454)—3.0%	6,192,454

	Total investments before outstanding options written (Cost—$180,633,324*)—98.2%	203,177,104

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.3)%
100	3SBio, Inc. - ADR, Strike Price USD 15, Expires 3/22/10	(3,000)
75	Abbott Laboratories, Strike Price USD 55, Expires 2/22/10	(1,500)
150	Aetna, Inc., Strike Price USD 32, Expires 2/22/10	(6,750)
330	Aetna, Inc., Strike Price USD 36, Expires 2/22/10	(2,475)
25	Alcon, Inc., Strike Price USD 160, Expires 3/22/10	(5,688)

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (continued)
25	Alcon, Inc., Strike Price USD 165, Expires 2/22/10	$(750)
60	Allergan, Inc., Strike Price USD 65, Expires 4/19/10	(3,450)
200	AmerisourceBergen Corp., Strike Price USD 25, Expires 2/22/10	(46,000)
50	Amgen, Inc., Strike Price USD 57.50, Expires 4/19/10	(16,375)
150	Amgen, Inc., Strike Price USD 60, Expires 3/22/10	(20,850)
100	Amylin Pharmaceuticals, Inc., Strike Price USD 17.50, Expires 2/22/10	(10,750)
230	Amylin Pharmaceuticals, Inc., Strike Price USD 20, Expires 2/22/10	(4,600)
480	Amylin Pharmaceuticals, Inc., Strike Price USD 20, Expires 3/22/10	(48,000)
35	Baxter International, Inc., Strike Price USD 60, Expires 2/22/10	(1,225)
50	Baxter International, Inc., Strike Price USD 62.50, Expires 3/22/10	(1,500)
45	Beckman Coulter, Inc., Strike Price USD 65, Expires 2/22/10	(10,463)
100	Beckman Coulter, Inc., Strike Price USD 70, Expires 2/22/10	(4,750)
50	Beckman Coulter, Inc., Strike Price USD 70, Expires 3/22/10	(4,250)
50	Becton Dickinson & Co., Strike Price USD 80, Expires 2/22/10	(875)
430	Bristol-Myers Squibb Co., Strike Price USD 26, Expires 3/22/10	(12,685)
150	CareFusion Corp., Strike Price USD 27.50, Expires 3/22/10	(300)
33	Celgene Corp., Strike Price USD 60, Expires 2/22/10	(1,237)
120	Cerner Corp., Strike Price USD 85, Expires 2/22/10	(5,700)
24	China Medical Technologies, Inc. - ADR, Strike Price USD 15, Expires 3/22/10	(1,020)
400	CIGNA Corp., Strike Price USD 39, Expires 2/22/10	(4,000)
160	Cooper Cos., Inc. (The), Strike Price USD 40, Expires 2/22/10	(4,000)
126	Coviden Plc, Strike Price USD 47.50, Expires 2/22/10	(40,950)
150	Coviden Plc, Strike Price USD 51, Expires 4/16/10	(24,843)
100	CR Bard, Inc., Strike Price USD 90, Expires 4/19/10	(6,500)
74	DaVita, Inc., Strike Price USD 65, Expires 4/19/10	(4,995)
300	Dendreon Corp., Strike Price USD 30, Expires 2/22/10	(16,050)
100	Endo Pharmaceuticals Holdings, Inc., Strike Price USD 22.50, Expires 4/19/10	(4,000)
60	Express Scripts, Inc., Strike Price USD 90, Expires 2/22/10	(2,700)
150	Gen-Probe, Inc., Strike Price USD 45, Expires 2/22/10	(9,375)
150	Genzyme Corp., Strike Price USD 57.50, Expires 3/22/10	(17,250)
100	Gilead Sciences, Inc., Strike Price USD 46, Expires 2/22/10	(26,500)
150	Gilead Sciences, Inc., Strike Price USD 47, Expires 2/22/10	(28,125)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
200	Henry Schein, Inc., Strike Price USD 56.25, Expires 2/26/10	$(10,212)
330	Hill-Rom Holdings, Inc., Strike Price USD 25, Expires 3/22/10	(20,625)
110	Human Genome Sciences, Inc., Strike Price USD 31, Expires 2/22/10	(1,485)
50	Human Genome Sciences, Inc., Strike Price USD 34, Expires 2/22/10	(250)
360	Incyte Corp. Ltd., Strike Price USD 10, Expires 3/22/10	(44,100)
80	Inverness Medical Innovations, Inc., Strike Price USD 45, Expires 2/22/10	(1,200)
100	Inverness Medical Innovations, Inc., Strike Price USD 45, Expires 3/22/10	(5,250)
50	Mednax, Inc., Strike Price USD 60, Expires 2/22/10	(2,750)
50	Medtronic, Inc., Strike Price USD 45, Expires 2/22/10	(2,500)
250	Merck & Co., Inc., Strike Price USD 41, Expires 2/22/10	(5,625)
40	Mettler-Toledo International, Inc., Strike Price USD 110, Expires 2/22/10	(1,400)
20	Millipore Corp., Strike Price USD 75, Expires 3/22/10	(1,100)
250	Mylan, Inc., Strike Price USD 18, Expires 2/22/10	(18,750)
151	Novartis AG - ADR, Strike Price USD 55, Expires 2/22/10	(5,662)
200	PerkinElmer, Inc., Strike Price USD 22.50, Expires 3/22/10	(5,000)
530	Pfizer, Inc., Strike Price USD 19, Expires 3/22/10	(28,355)
550	Pfizer, Inc., Strike Price USD 20, Expires 3/22/10	(12,925)
90	St. Jude Medical, Inc., Strike Price USD 40, Expires 2/22/10	(1,800)
100	Stryker Corp., Strike Price USD 55, Expires 3/22/10	(7,000)
200	Stryker Corp., Strike Price USD 56, Expires 3/19/10	(7,671)
100	Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 52.50, Expires 3/22/10	(48,000)
270	Thermo Fisher Scientific, Inc., Strike Price USD 50, Expires 2/22/10	(4,050)
250	UnitedHealth Group, Inc., Strike Price USD 36, Expires 2/22/10	(3,375)
25	UnitedHealth Group, Inc., Strike Price USD 36, Expires 3/22/10	(1,487)
300	Varian Medical Systems, Inc., Strike Price USD 50, Expires 2/22/10	(40,500)
150	Vertex Pharmaceuticals, Inc., Strike Price USD 45, Expires 2/22/10	(2,250)
100	Watson Pharmaceuticals, Inc., Strike Price USD 45, Expires 5/24/10	(4,000)
150	WellPoint, Inc., Strike Price USD 65, Expires 2/22/10	(18,375)
120	WellPoint, Inc., Strike Price USD 75, Expires 3/22/10	(2,400)
220	Zimmer Holdings, Inc., Strike Price USD 60, Expires 2/22/10	(5,500)
60	Zimmer Holdings, Inc., Strike Price USD 65, Expires 2/22/10	(300)
80	Zoll Medical Corp., Strike Price USD 30, Expires 3/22/10	(5,600)

	Total Exchange-Traded Call Options Written	(722,978)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Exchange-Traded Put Options Written— (0.1)%
245	Aetna, Inc., Strike Price USD 29, Expires 2/22/10	$(18,375)
180	Celgene Corp., Strike Price USD 55, Expires 2/22/10	(14,400)
200	Genzyme Corp., Strike Price USD 52.50, Expires 2/22/10	(17,500)

	Total Exchange-Traded Put Options Written	(73,775)

	Over-the-Counter Put Options Written—
100	Vertex Pharmaceuticals, Inc., Strike Price USD 40, Expires 2/22/10	(23,500)

	Over-the-Counter Call Options Written—(0.2)%
40,000	Abbott Laboratories, Strike Price USD 55.25, Expires 2/18/10, Broker UBS Securities LLC	(4,129)
10,000	AmerisourceBergen Corp., Strike Price USD 26.78, Expires 3/04/10, Broker Morgan Stanley & Co., Inc.	(9,962)
22,000	AmerisourceBergen Corp., Strike Price USD 26.89, Expires 3/12/10, Broker Credit Suisse First Boston	(22,220)
20,000	Amylin Pharmaceuticals, Inc., Strike Price USD 15.70, Expires 2/04/10, Broker Morgan Stanley & Co., Inc.	(45,609)
8,000	Becton Dickinson & Co., Strike Price USD 78.51, Expires 2/26/10, Broker UBS Securities LLC	(2,783)
34,500	Bristol-Myers Squibb Co., Strike Price USD 26.01, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(2,300)
19,500	Cephalon, Inc., Strike Price USD 66.03, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(29,217)
6,000	Coviden Plc, Strike Price USD 51.80, Expires 3/30/10, Broker Citigroup Global Markets	(6,407)
26,600	Elekta AB, Strike Price SEK 185.64, Expires 2/24/10, Broker Citigroup Global Markets	(6,899)
20,000	Eli Lilly & Co., Strike Price USD 37.97, Expires 3/05/10, Broker UBS Securities LLC	(3,033)
62	Fresenius Medical Care AG & Co. KGgA, Strike Price EUR 39, Expires 2/19/10, Broker Citigroup Global Markets	(1,048)
17,000	Johnson & Johnson, Strike Price USD 65, Expires 2/16/10, Broker Deutsche Bank Securities	(3,034)
19,000	Johnson & Johnson, Strike Price USD 65.25, Expires 3/03/10, Broker Deutsche Bank Securities	(5,523)
100	Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 21.50, Expires 2/19/10, Broker Citigroup Global Markets	(12,238)
18,000	Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 21.50, Expires 3/24/10, Broker Goldman Sachs & Co.	(25,671)
75	Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 24, Expires 2/19/10, Broker Citigroup Global Markets	(6,736)
25,000	Medco Health Solutions, Inc., Strike Price USD 66.52, Expires 2/26/10, Broker UBS Securities LLC	(6,157)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
30,000	Medtronic, Inc., Strike Price USD 46, Expires 3/08/10, Broker Goldman Sachs & Co.	$(14,587)
9,000	Merck & Co., Inc., Strike Price USD 38, Expires 2/10/10, Broker Credit Suisse First Boston	(7,667)
10,000	Millipore Corp., Strike Price USD 72.63, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(1,737)
15,000	Novartis AG, Registered Shares, Strike Price CHF 55.39, Expires 2/09/10, Broker UBS Securities LLC	(22,032)
12,000	Novartis AG, Registered Shares, Strike Price CHF 56.85, Expires 3/05/10, Broker Citigroup Global Markets	(4,740)
45,000	PerkinElmer, Inc., Strike Price USD 20.50, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(16,455)
53,000	Pfizer, Inc., Strike Price USD 18.50, Expires 2/19/10, Broker UBS Securities LLC	(28,793)
80	Roche Holding AG, Strike Price CHF 180, Expires 3/19/10, Broker Morgan Stanley & Co., Inc.	(27,882)
65,000	Smith & Nephew Plc, Strike Price GBP 6.48, Expires 2/24/10, Broker UBS Securities LLC	(7,448)
8,400	Sonova Holding AG, Strike Price CHF 126.38, Expires 2/09/10, Broker Credit Suisse First Boston	(45,098)
10,000	St. Jude Medical, Inc., Strike Price USD 40.98, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(931)
9,300	Tecan Group AG, Registered Shares, Strike Price CHF 80.52, Expires 3/10/10, Broker UBS Securities LLC	(7,070)
12,500	Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 58.64, Expires 3/05/10, Broker UBS Securities LLC	(8,367)
34,000	UnitedHealth Group, Inc., Strike Price USD 33.27, Expires 2/08/10, Broker Citigroup Global Markets	(19,101)

	Total Over-the-Counter Call Options Written	(404,874)

	Total Options Written (Premiums Received $1,944,830)—(0.6)%	(1,201,627)

	Total investments net of outstanding options written— 97.6%	201,975,477
	Other Assets Less Liabilities—2.4%	4,879,204

	Net Assets—100.0%	$206,854,681

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$180,631,153

	Gross unrealized appreciation	$24,534,347
	Gross unrealized depreciation	(1,988,396)

	Net unrealized appreciation	$22,545,951

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

3	JANUARY 31, 2010

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(4,476,284)	$ 560
BlackRock Liquidity Series, LLC Money Market Series	$(1,215,600)	$ 66

(e)	Represents current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CHF	485,000	USD	461,869	Citigroup Global Markets	2/01/10	$(4,623)
USD	4,189	EUR	3,000	Citigroup Global Markets	2/02/10	30
USD	38,833	EUR	28,000	Citigroup Global Markets	2/03/10	11
USD	18,073	CHF	19,000	Deutsche Bank Securities	2/02/10	160

Total						$(4,422)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Biotechnology	$22,508,284	—	—	$22,508,284
Health Care Equipment & Supplies	52,510,526	$7,036,264	—	59,546,790
Health Care Providers & Services	33,335,830	1,815,509	—	35,151,339
Health Care Technology	10,504,198	—	—	10,504,198
Industrial Conglomerates	—	2,367,537	—	2,367,537
Life Sciences Tools & Services	11,602,058	2,318,521	—	13,920,579
Pharmaceuticals	43,852,955	9,132,968	—	52,985,923
Short-Term Securities	5,256,054	936,400	—	6,192,454

Total	$179,569,905	$23,607,199	—	$203,177,104

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:	—	$201	—	$201
Liabilities:	$(754,027)	(452,223)	—	(1,206,250)

Total	$(754,027)	$(452,022)	—	$(1,206,049)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
SEK	— Swedish Krona
USD	— U.S. Dollar

JANUARY 31, 2010	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –   Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Health Sciences Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Health Sciences Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Health Sciences Trust

Date: March 19, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Health Sciences Trust

Date: March 19, 2010